INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The net deferred tax assets and liabilities consist of the following amounts at December 31, 2023 and 2022, in thousands:
	2023	2022
Deferred Tax Assets
Allowance for doubtful Accounts	$1	$1
Investment in Plane Cos LLC	44	168
Loss carryforwards	11,521	2,792
Intangible	626	(347)
Interest expense limitations	659	64
Other	15	1
Total deferred tax assets	12,866	2,679
Deferred Tax Liabilities
Property and equipment depreciation	(74)	(399)
Valuation allowance	(13,096)	(2,585)
Total deferred tax liabilities	(13,170)	(2,984)
Net deferred tax assets (liabilities)	(305)	(305)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation from the statutory federal income tax rate to the effective income tax rate is as follows:
	2023	2022
Expected federal income taxes at statutory rate	21.00%	21.00%
State and local income taxes	4.54%	4.54%
Permanent differences	(6.79) %	(0.04) %
Change in valuation allowance	(18.18) %	(24.11) %
Other	(0.69) %	(0.83) %
Effective income tax rate	(0.12) %	0.56%